[GRAPHIC] 800.355.4570

[FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK LOGO]

April 21, 2011

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Subj:	Variable Annuity Account A (EliteDesigns)
File Nos. 811-21104 and 333-142084

Dear Sir/Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Variable Annuity Account A does not differ from that contained in Post-Effective Amendment No. 7 under the Securities Act of 1933 and Post-Effective Amendment No. 20 under the Investment Company Act of 1940.  This Post-Effective Amendment was filed electronically on April 15, 2011.

If you have any questions concerning this filing, please contact me at (785) 438-3321 or Elisabeth Bentzinger at (202) 383-0717.

Very truly yours,

CHRIS SWICKARD

Chris Swickard
Associate General Counsel
First Security Benefit Life Insurance
   and Annuity Company of New York

800 Westchester Avenue * Suite 641N. * Rye Brook, New York 10573